Personnel Costs - Schedule of Personnel Costs (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Personnel Costs
Wages and salaries	€ 6,529	€ 10,641
Social security charges	1,148	1,593
Costs for pension schemes	161	253
Total	€ 7,838	€ 12,487